Fair value of financial instruments - Disclosure of fair value adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (184)	£ (209)
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(529)	(558)
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	19	(4)
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(184)	(209)
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 108	£ 144